Portfolio of Trading Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	₨ 167,433.1	$ 2,571.5	₨ 35,337.2
Gross Unrealized Gains	89.2	1.4	43.6
Gross Unrealized Losses	8.4	0.1	17.1
Fair Value	167,513.9	$ 2,572.8	35,363.7
Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	75,944.5
Gross Unrealized Gains	81.8
Gross Unrealized Losses	8.4
Fair Value	76,017.9
Debt Securities | Government of India securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	25,962.2		18,230.8
Gross Unrealized Gains	19.0		38.5
Gross Unrealized Losses	8.0		1.5
Fair Value	25,973.2		18,267.8
Debt Securities | Other corporate/financial institution securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	49,982.3		17,106.4
Gross Unrealized Gains	62.8		5.1
Gross Unrealized Losses	0.4		15.6
Fair Value	50,044.7		₨ 17,095.9
Other securities (including mutual fund units)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	91,488.6
Gross Unrealized Gains	7.4
Gross Unrealized Losses	0.0
Fair Value	₨ 91,496.0